UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Dividend Income Fund                                                                  as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%

Security	Shares	Value
Beverages — 1.9%
Diageo PLC ADR (1)	250,000	$15,005,000
		$15,005,000
Building Materials — 2.1%
Cemex SA de CV ADR (1)	100,000	6,598,000
Stanley Works (The)	200,000	9,808,000
		$16,406,000
Commercial Banks — 16.3%
Allied Irish Banks PLC (1)	800,000	17,987,267
Bank of America Corp.	400,000	17,692,000
Barclays PLC (1)	1,700,000	18,139,288
KBC Groep NV SA (1)	50,000	5,018,084
Keycorp	300,000	10,617,000
Lloyds TSB Group PLC (1)	1,100,000	10,008,833
Nordea Bank AB (1)	800,000	8,585,005
Royal Bank of Scotland Group PLC (1)	650,000	20,114,276
Wells Fargo & Co.	350,000	21,826,000
		$129,987,753
Commercial Services and Supplies — 1.2%
Donnelley (R.R.) & Sons Co.	300,000	9,780,000
		$9,780,000
Diversified Financial Services — 4.9%
Citigroup, Inc.	500,000	23,290,000
JPMorgan Chase & Co.	400,000	15,900,000
		$39,190,000
Electrical/Electronic Manufacturer — 2.0%
Emerson Electric Co.	150,000	11,617,500
Nokia Oyj ADR (1)	250,000	4,595,000
		$16,212,500
Industrial Conglomerates — 2.0%
General Electric Co.	350,000	11,462,500
Siemens AG ADR (1)	50,000	4,580,000
		$16,042,500
Insurance — 2.5%
Arthur J. Gallagher & Co.	250,000	7,290,000
PartnerRe, Ltd. (1)	200,000	12,356,000
		$19,646,000
IT Services — 0.8%
Certegy, Inc.	150,000	6,517,500
		$6,517,500

Media — 0.8%
Publishing & Broadcasting, Ltd. (1)	500,000	$6,260,018
		$6,260,018
Metals and Mining — 5.3%
Fording Canadian Coal Trust (1)	300,000	12,246,000
Freeport-McMoRan Copper & Gold, Inc., Class B	200,000	12,850,000
Southern Copper Corp.	200,000	17,420,000
		$42,516,000
Oil and Gas — 12.6%
BP PLC ADR (1)	275,000	19,885,250
ChevronTexaco Corp.	250,000	14,845,000
ConocoPhillips	75,000	4,852,500
Kerr-McGee Corp.	50,000	5,519,500
Marathon Oil Corp.	250,000	19,217,500
Statoil ASA ADR (1)	450,000	12,460,500
Total SA (1)	100,000	13,833,000
Williams Cos., Inc. (The)	400,000	9,536,000
		$100,149,250
Oil and Gas - Services — 4.0%
Diamond Offshore Drilling, Inc.	250,000	21,217,500
GlobalSantaFe Corp.	175,000	10,683,750
		$31,901,250
Paper and Forest Products — 0.7%
Kimberly-Clark de Mexico SA de CV (1)	1,500,000	5,442,229
		$5,442,229
Pharmaceuticals — 5.8%
AstraZeneca PLC ADR (1)	400,000	19,456,000
GlaxoSmithKline PLC ADR (1)	250,000	12,810,000
Pfizer, Inc.	550,000	14,124,000
		$46,390,000
REITs — 3.1%
Boston Properties, Inc.	75,000	5,869,500
Developers Diversified Realty Corp.	50,000	2,463,000
Equity Residential	150,000	6,361,500
Public Storage, Inc.	50,000	3,628,500
Simon Property Group, Inc.	75,000	6,213,000
		$24,535,500
Semiconductors — 0.9%
Intel Corp.	350,000	7,444,500
		$7,444,500

Telecommunication Services — 7.3%
BCE, Inc. (1)	900,000	$21,789,000
Citizens Communications Co.	1,000,000	12,270,000
Telecom Corporation of New Zealand Ltd. (1)	2,000,000	7,746,822
Telefonos de Mexico SA de CV ADR (1)	350,000	8,309,000
Telstra Corp., Ltd. (1)	2,500,000	7,530,522
		$57,645,344
Thrifts and Mortgage Finance — 1.3%
IndyMac Bancorp, Inc.	250,000	10,215,000
		$10,215,000
Tobacco — 2.7%
Altria Group, Inc.	300,000	21,702,000
		$21,702,000
Utilities - Electric — 8.9%
Edison International	200,000	8,764,000
Fortum Oyj (1)	450,000	10,049,255
FPL Group, Inc.	200,000	8,358,000
Scottish Power PLC ADR (1)	300,000	12,222,000
Southern Co. (The)	700,000	24,360,000
TXU Corp.	150,000	7,596,000
		$71,349,255
Utilities - Electric and Gas — 1.0%
RWE AG (1)	100,000	8,238,119
		$8,238,119
Utilities - Water — 0.8%
United Utilities PLC (1)	500,000	6,013,315
		$6,013,315
Total Common Stocks (identified cost $627,711,563)		$708,589,033

Preferred Stocks — 9.3%

Security	Shares	Value
Commercial Banks — 3.0%
Abbey National PLC, 7.375% (1)	52,000	$1,356,160
ABN AMRO Capital Funding Trust VII, 6.08% (1)	80,000	1,978,400
Banco Santander, 6.41% (1)	125,000	3,167,500
First Republic Bank, 6.25%	55,000	1,322,750
First Republic Bank, 6.70%	162,000	4,106,700
First Tennessee Bank, 5.40% (2)(3)	3,000	3,030,750
HSBC Holdings PLC, 6.20% (1)	150,000	3,733,500

Royal Bank of Scotland Group PLC, 5.75% (1)	71,000	$1,692,640
Royal Bank of Scotland Group PLC, 6.40% (1)	145,000	3,697,500
		$24,085,900
Financial Services — 1.2%
Federal National Mortgage Association, Series K, 5.396% (3)	140,000	7,063,000
Federal National Mortgage Association, Series O, 7.00% (3)	30,000	1,644,375
Ford Motor Credit Co., 7.375%	40,000	824,000
		$9,531,375
Food Products — 0.0%
Ocean Spray Cranberries, Inc., 6.25% (2)	5,750	476,711
		$476,711
Insurance — 2.5%
Ace Ltd., 7.80% (1)	103,500	2,719,980
Aegon NV, 6.50% (1)	15,000	380,250
Arch Capital Group, Ltd., 8.00% (1)(4)	12,000	300,000
Endurance Specialty Holdings, Ltd., 7.75% (1)	207,550	5,145,165
ING Groep NV, 6.125% (1)	35,000	866,600
MetLife, Inc., 5.491% (3)	200,000	5,222,000
PartnerRe Ltd., 6.50% (1)	80,000	1,916,800
PartnerRe Ltd., 6.75% (1)	64,700	1,609,089
RenaissanceRe Holdings, Ltd., 6.08% (1)	70,000	1,533,000
		$19,692,884
REITs — 2.2%
AMB Property Corp., 6.75%	79,900	1,961,545
BRE Properties, Series D, 6.75%	40,000	973,200
Duke Realty Corp., 6.95%	120,000	3,026,256
Health Care Property, 7.10%	150,000	3,789,000
Prologis Trust, 6.75%	65,000	1,632,800
PS Business Parks, Inc., 7.00%	50,000	1,215,000
PS Business Parks, Inc., 7.95%	110,000	2,832,500
Vornado Realty Trust, 6.75%	75,000	1,846,500
		$17,276,801
Utilities - Gas — 0.4%
Southern Union Co., 7.55%	118,300	3,117,205
		$3,117,205
Total Preferred Stocks (identified cost $73,836,807)		$74,180,876

Short-Term Investments — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$273	$273,000
Total Short-Term Investments (at amortized cost, $273,000)		$273,000
Total Investments — 98.2% (identified cost $701,821,370)		$783,042,909
Other Assets, Less Liabilities — 1.8%		$14,136,183
Net Assets — 100.0%		$797,179,092

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Foreign security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $3,507,461 or 0.4% of the Fund’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2006.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	56.9%	$445,668,542
United Kingdom	18.4%	144,133,762
Canada	4.3%	34,035,000
Bermuda	3.3%	25,580,034
Mexico	2.6%	20,349,229
Ireland	2.3%	17,987,267
Finland	1.9%	14,644,255
France	1.8%	13,833,000
Australia	1.8%	13,790,540
Germany	1.6%	12,818,119
Norway	1.6%	12,460,500
Sweden	1.1%	8,585,005
New Zealand	1.0%	7,746,822
Belgium	0.6%	5,018,084
Netherlands	0.4%	3,225,250
Spain	0.4%	3,167,500
Total	100.0%	$783,042,909

The Fund did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$701,821,370
Gross unrealized appreciation	$85,619,892
Gross unrealized depreciation	(4,398,353)
Net unrealized appreciation	$81,221,539

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 22, 2006